Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of net book value of the Company's leasing equipment by equipment type
The net book value of the Company's leasing equipment by major equipment type as of the dates indicated was (in thousands):

	December 31, 2024	December 31, 2023
Dry container	$7,007,107	$6,926,220
Refrigerated container	1,011,372	1,182,683
Special container	298,603	316,062
Tank container	118,572	122,241
Chassis	203,482	221,711
Total	$8,639,136	$8,768,917